Exploration and Evaluation and General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Payables
Schedule of Exploration and Evaluation Expenses
E&E	2022	2021
Engineering	$1,390	$3,860
Environmental	2,187	2,237
Property fees	1,194	1,150
Site activities	1,565	2,089
Socio-economic	2,242	2,403
Transportation	620	523
Other activities and travel	71	173
Total	$9,269	$12,435

Schedule of General and Administrative Expenses
G&A	2022	2021
Conference and travel	$248	$131
Consulting	651	1,902
Depreciation of right-of-use assets	104	192
Insurance	2,422	1,502
Office costs, including information technology	769	815
Management and administration	3,130	3,891
Shareholder communication	1,276	1,309
Trust and filing	426	249
Total	$9,026	$9,991